Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A